GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2010
Goodwill [Roll Forward]
Balance at January 1, 2012	$ 5,538,466	$ 5,508,864
Acquisition of Apex in June	2,448,969
Adjustment to Apex goodwill	37,485
Effect of currency translation on Apex	148,046
Acquisition of Illume Mobile on July 31	443,801
Balance at September 30, 2012	$ 8,616,767	$ 5,508,864